TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 89,486	$ 93,301	$ 93,997
Statutory tax rate in Israel	25.00%	26.50%	26.50%
Income taxes at statutory rate	$ 22,372	$ 24,725	$ 24,909
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"	(11,904)	(13,232)	(12,482)
Non-deductible expenses, net	1,560	1,073	856
Increase (decrease) in taxes from prior years	44	(513)	(629)
Increase (decrease) in taxes resulting from tax settlement with tax authorities	(151)		343
Tax adjustment in respect of foreign subsidiaries' different tax rates	1,320	693	634
Uncertain tax position	(158)	1,034	146
Changes in valuation allowance	52	(21)	(66)
Others	(132)	84	27
Income tax expense	$ 13,003	$ 13,843	$ 13,738
Effective tax rate	15.00%	15.00%	15.00%
Per share amounts (basic) of the tax benefit resulting from an "Preferred Enterprise"	$ (0.34)	$ (0.38)	$ (0.36)
Per share amounts (diluted) of the tax benefit resulting from an "Preferred Enterprise"	$ (0.34)	$ (0.37)	$ (0.35)